EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Schedule of earnings per share

	Years ended December 31,
	2024 $	2023 $
Basic:
Net income attributable to Fortuna shareholders	128,735	(50,836)
Weighted average number of shares (000's)	308,885	295,067
Earnings per share - basic	0.42	(0.17)

	Years ended December 31,
	2024 $	2023 $
Diluted:
Net income attributable to Fortuna shareholders	128,735	(50,836)
Diluted net income for the period	128,735	(50,836)

Weighted average number of shares (000's)	308,885	295,067
Incremental shares from dilutive potential shares	1,862	-
Weighted average diluted number of shares (000's)	310,747	295,067
Earnings per share - diluted	0.41	(0.17)